Condensed Financial Information of the Parent Company (Schedule of Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents		$ 324,372	¥ 2,101,217	$ 25,034	¥ 1,457,722	¥ 419,403	¥ 299,238
Prepayments and other current assets		262,353	1,699,468		575,297
Total current assets		855,129	5,539,353		2,554,264
Other non-current assets		100,261	649,481		15,368
Intangible assets		110,462	715,548		3,075
Total assets		1,109,349	7,186,141		2,645,017
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,168,078 and RMB3,325,804, as of December 31, 2014 and December 31, 2015, respectively):
Accrued expenses and other current liabilities		249,380	1,615,433		109,860
Total current liabilities		585,173	3,790,633		1,214,016
Non-current liabilities:
Total non-current liabilities		8,920	57,785		22,278
Total liabilities		594,093	3,848,418		1,236,294
Equity
Ordinary shares		$ 28	¥ 181		¥ 121
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued		286,970,892	286,970,892	188,435,922	188,435,922
Ordinary shares, shares outstanding		286,970,892	286,970,892	188,435,922	188,435,922
Additional paid-in capital		$ 846,373	¥ 5,482,637		¥ 2,298,727
Accumulated other comprehensive income/(loss)		25,784	167,025		(21,081)
Accumulated deficit		(359,446)	(2,328,423)		(869,044)	(405,580)
Total Tuniu Corporation shareholders' equity		512,739	3,321,420		1,408,723
Total liabilities and equity		$ 1,109,349	¥ 7,186,141		¥ 2,645,017
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized		780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued		269,597,392	269,597,392	82,487,876	82,487,876
Ordinary shares, shares outstanding		269,597,392	269,597,392	82,487,876	82,487,876
Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized		120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued		17,373,500	17,373,500	105,948,046	105,948,046
Ordinary shares, shares outstanding		17,373,500	17,373,500	105,948,046	105,948,046
Parent Company [Member]
Current assets
Cash and cash equivalents		$ 168,282	¥ 1,090,097	$ 204,279	¥ 1,323,280	¥ 301,977	¥ 97,520
Amounts due from subsidiaries		535,370	3,468,022		18,000
Prepayments and other current assets		755	4,888		1,561
Total current assets		704,407	4,563,007		¥ 1,342,841
Intangible assets		93,808	607,669
Total assets		798,215	5,170,676		¥ 1,342,841
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,168,078 and RMB3,325,804, as of December 31, 2014 and December 31, 2015, respectively):
Accrued expenses and other current liabilities		102,568	664,420		16,723
Total current liabilities		102,568	664,420		16,723
Non-current liabilities:
Investments (income)/ deficit in subsidiaries and VIE		182,949	1,185,106		(82,605)
Total non-current liabilities		182,949	1,185,106		(82,605)
Total liabilities		285,517	1,849,526		(65,882)
Equity
Ordinary shares	[1]	$ 28	¥ 181		¥ 121
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued		286,970,892	286,970,892	188,435,922	188,435,922
Ordinary shares, shares outstanding		286,970,892	286,970,892	188,435,922	188,435,922
Additional paid-in capital		$ 846,332	¥ 5,482,367		¥ 2,298,727
Accumulated other comprehensive income/(loss)		25,784	167,025		(21,081)
Accumulated deficit		(359,446)	(2,328,423)		(869,044)
Total Tuniu Corporation shareholders' equity		512,698	3,321,150		1,408,723
Total liabilities and equity		$ 798,215	¥ 5,170,676		¥ 1,342,841
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized		780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued		269,597,392	269,597,392	82,487,876	82,487,876
Ordinary shares, shares outstanding		269,597,392	269,597,392	82,487,876	82,487,876
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized		120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued		17,373,500	17,373,500	105,948,046	105,948,046
Ordinary shares, shares outstanding		17,373,500	17,373,500	105,948,046	105,948,046

[1]	Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2014 and 2015; 188,435,922 shares (including 82,487,876 Class A shares and 105,948,046 Class B shares) and 286,970,892 shares (including 269,597,392 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2014 and 2015, respectively)